Document and Entity Information	Nov. 15, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2020
Entity Registrant Name	Great Elm Capital Group, Inc.
Entity Central Index Key	0001082506
Entity Emerging Growth Company	false
Entity File Number	001-16073
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3219054
Entity Address, Address Line One	800 South Street
Entity Address, Address Line Two	Suite 230
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	617
Local Phone Number	375-3006
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common stock, par value $0.001 per share
Trading Symbol	GEC
Name of each exchange on which registered	NASDAQ